Concentrations, Risks and Uncertainties	6 Months Ended
Apr. 30, 2024
Concentrations, Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 19 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits are held in financial institutions in the PRC, which deposits are not insured. Accordingly, the Company has a concentration of credit risk related to the uninsured part of bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Concentrations

The Company has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Company’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Company is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Company may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

The concentration on sales revenues generated by customers type comprised of the following:

	Six Months Ended
	April 30, 2023		April 30, 2022
Third party sales revenues	-	-%	$573,139	93%
Related party sales revenues	$2,278,353	100%	-	-%
Third party franchise revenues	-	-%	-	-%
Related party franchise revenues	2,885	-%	13,527	3%
Third party other revenues	-	-%	28,149	4%
Related party other revenues	-	-%	-	-%
Total	$2,281,238	100%	$614,815	100%

The concentration of sales revenues generated by third-party customers consist of the following:

	Six Months Ended
	April 30, 2023		April 30, 2022
Customer A	-	-%	$88,189	10%
Customer B	-	-%	166,337	18%
Customer C	-	-%	270,120	29%
Customer D	-	-%	140,275	15%
Total	-	-%	$664,921	72%